Financial Assets Delivered as Guarantee (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Financial Assets Delivered as Guarantee
As of December 31, 2019 and 2018, the Bank delivered as guarantee the following financial assets:

Description	Carrying Amount
	12/31/2019	12/31/2018
For transactions with the BCRA	7,438,646	8,798,598
For guarantee deposits	2,157,606	1,313,836
For securities forward contracts	1,077,082	280,659

Total	10,673,334	10,393,093